Note 5 - Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2013	Mar. 30, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses (Details) [Line Items]
Allowance for Credit Losses, Change in Method of Calculating Impairment			$ 1,621,424
Loan Balance for Reviewing High Risk Loans Minimum	$ 250,000	$ 250,000			$ 250,000	$ 50,000
Financing Receivable Transfer from Individual Impairment Review to Collective Impairment Review	4,100,000
Loans receivable	751,218,462	758,635,595		$ 746,093,809
Loans and Leases Receivable, Allowance	11,805,986	8,603,905		8,802,316			$ 12,736,921
Impaired Financing Receivable Recorded Investment Below Review Threshold	$ 2,821,199	3,744,733		3,885,411
Substandard [Member]
Note 5 - Allowance for Loan Losses (Details) [Line Items]
Loans receivable		32,397,170		32,882,846
Loans Not Classified as Impaired [Member] | Substandard [Member]
Note 5 - Allowance for Loan Losses (Details) [Line Items]
Loans receivable		11,155,813		9,356,253
Loans and Leases Receivable, Allowance		$ 276,731		$ 747,982